Annual Total Returns - BlackRock Income Fund (Class K Shares) [BarChart] - Class K - BlackRock Income Fund - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	3.47%
Annual Return 2012	9.79%
Annual Return 2013	5.84%
Annual Return 2014	2.47%
Annual Return 2015	0.38%
Annual Return 2016	7.75%
Annual Return 2017	6.66%
Annual Return 2018	(1.04%)
Annual Return 2019	12.04%
Annual Return 2020	6.95%